Other Assets - Schedule of Other Assets (Details) - LendingClub Corp [Member] - USD ($) $ in Thousands		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Assets [Line Items]
Other assets		$ 77,079	$ 69,644	$ 38,413
Loan Servicing Asset Fair Value [Member]
Other Assets [Line Items]
Other assets			21,398	10,250
Prepaid Expense [Member]
Other Assets [Line Items]
Other assets			16,960	16,283
Other Investments [Member]
Other Assets [Line Items]
Other assets			10,372	250
Accounts Receivable [Member]
Other Assets [Line Items]
Other assets			7,572	4,976
Servicer Reserve Receivable [Member]
Other Assets [Line Items]
Other assets			4,938	0
Tenant Improvement Receivable [Member]
Other Assets [Line Items]
Other assets			3,290	778
Accounts Receivable From Investors [Member]
Other Assets [Line Items]
Other assets			1,566	1,117
Deferred Financing Costs [Member]
Other Assets [Line Items]
Other assets			1,032	1,296
Deposits [Member]
Other Assets [Line Items]
Other assets			855	871
Due From Related Parties [Member]
Other Assets [Line Items]
Other assets	[1]		476	655
Deferred Acquisition Compensation [Member]
Other Assets [Line Items]
Other assets			349	1,521
Other Assets [Member]
Other Assets [Line Items]
Other assets			$ 836	$ 416

[1]	Represents management fees due to LCA from certain private funds for which LCA acts as the general partner.